IBOR transition	6 Months Ended
Jun. 30, 2022
IBOR transition [Abstract]
IBOR transition [Text Block]
Interest rate benchmark reform
The following table shows the notional values of financial instruments, external to the Group, which reference IBORs where it is expected that there will no longer be a requirement to quote IBOR rates. The table includes those financial instruments with a maturity date that extends past the date when the requirement to submit quotes is expected to end. All the positions previously referencing GBP LIBOR, CHF LIBOR, JPY LIBOR, EUR LIBOR, EONIA and those USD LIBOR tenors that ceased in early 2022 have either been transitioned to an alternative reference rate or utilize GBP and JPY synthetic IBOR until the transition arrangements are finalized. Contracts utilizing GBP and JPY synthetic LIBOR as of June 30, 2022 had an immaterial impact to the notional values of the group (December 31, 2021: approximately € 1.15 billion). As a result, the amounts disclosed as of June 30, 2022 only includes USD LIBOR financial instruments, where the maturity date of the financial instruments is after June 30, 2023.
Jun 30,2022
in € m.	USD IBOR
Non-Derivative Financial assets	44,392
Loans	41,563
Other	2,830
Derivative Financial assets [1]	3,128,387
Total financial assets	3,172,780
Non-Derivative Financial liabilities	28,081
Bonds	8,284
Deposits	19,637
Other	159
Derivative Financial liabilities [1]	3,028,939
Total financial liabilities	3,057,020
Off-balance sheet	59,460

[1] The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not presented in the table due to its short term nature.
	Dec 31, 2021
in € m.	USD IBOR	GBP IBOR	CHF IBOR	JPY IBOR	EONIA	Other IBORs	Multiple basis²
Non-Derivative Financial assets	64,584	5,605	182	66	536	469	-
Loans	62,403	5,478	182	59	363	469	-
Other	2,181	127	-	7	173	-	-
Derivative Financial assets [1]	2,829,421	351,302	47,065	523,527	9,042	40,503	167,050
Total financial assets	2,894,005	356,907	47,247	523,593	9,578	40,971	167,050
Non-Derivative Financial liabilities	17,403	41	-	-	689	-	-
Bonds	6,561	-	-	-	-	-	-
Deposits	10,809	-	-	-	664	-	-
Other	32	41	-	-	25	-	-
Derivative Financial liabilities [1]	2,669,363	321,430	45,442	502,571	7,151	38,650	144,217
Total financial liabilities	2,686,766	321,471	45,442	502,571	7,840	38,650	144,217
Off-balance sheet	73,166	498	40	95	1,963	33	-

[1] The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not presented in the table due to its short term nature.
[2] Multiple basis relates to underlying contracts utilizing multiple benchmarks subject to reforms, (e.g. floating- floating interest rate swaps which have cash flows in GBP IBOR and USD IBOR).